Loans - Loan Balances (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 2,057,502,000	$ 1,708,970,000
Allowance for loan losses	(25,028,000)	(14,767,000)
Net loans	2,032,474,000	1,694,203,000
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	409,876,000	203,110,000
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	278,413,000	245,606,000
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	705,072,000	592,222,000
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	442,588,000	463,032,000
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	175,609,000	155,825,000
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	33,102,000	34,114,000
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 12,842,000	$ 15,061,000